Trade and other payables (Tables)	12 Months Ended
Dec. 31, 2020
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Summary of Trade and Other Payables

	2020	2019
Payable to suppliers	3,563,918	2,728,485
Taxes payable	668,260	523,584
Accrued treasury share, universal service fund contribution and contributions to the ICTA’s expenses	533,440	562,536
Accrued selling and marketing expenses	4,477	100,792
Other	206,510	202,074
	4,976,605	4,117,471